Income Taxes	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The components of pretax income for the years ended December 31, 2010, 2011 and 2012 were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Domestic	$3,877	$26,623	$38,595
Foreign	—	1,840	3,758

Total	$3,877	$28,463	$42,353

The components of the provision for income taxes attributable to continuing operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$200	$8,848	$14,773
State	88	507	836
Foreign	—	943	2,546
Deferred:
Federal	1,064	1,604	(550)
State	181	55	—
Foreign	—	(455)	(1,245)

Total provision for income taxes	$1,533	$11,502	$16,360

Our provision for income taxes attributable to continuing operations differs from the expected tax expense amount computed by applying the statutory federal income tax rate of 34%, 35% and 35%, respectively, to income before income taxes as a result of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax at U.S. statutory rate	$1,318	$9,962	$14,824
State tax provision, net of federal benefit	208	330	543
Permanent differences and other	7	1,210	993

Income tax provision	$1,533	$11,502	$16,360

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes are as follows (in thousands):

	2011	2012
Deferred tax assets:
Current deferred tax assets
Reserves and allowances	$97	$309
Accrued expenses and deferred rent	29	21

Net current deferred tax assets	126	330
Noncurrent deferred tax assets
Deferred rent and other	245	663
Deferred tax liabilities:
Noncurrent deferred tax liabilities
Property and equipment	(740)	(1,022)
Intangibles	(5,735)	(6,272)
Other	(38)	—

Total noncurrent deferred tax liabilities	(6,513)	(7,294)

Net noncurrent deferred tax liability	(6,268)	(6,631)

Net deferred tax liability	$(6,142)	$(6,301)

As of December 31, 2012, we had no federal net operating loss or tax credit carryforwards.

The exercise of certain of the Company’s stock options results in compensation, which is includable in the taxable income of the exercising option holder and which we can deduct from our taxable income for federal and state income tax purposes. Such compensation results from increases in the fair value of the Company’s common stock subsequent to the date of grant of the exercised stock options. Any option-related excess tax benefits (tax deduction over cumulative book deduction) are recorded as an increase to additional paid-in capital, while option-related tax deficiencies (cumulative book deduction over tax deduction) are recorded as a decrease to additional paid-in capital to the extent of the Company’s additional paid-in capital option pool, then to the income tax provision. During the years ended December 31, 2011 and 2012, there were no option-related tax deductions.

We follow the guidance on accounting for uncertainty in income taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012, our federal returns for the years 2009 through 2012 are subject to examination by the Internal Revenue Service. Additionally, various state and foreign income tax returns are subject to examinations for years 2009 through 2012 and 2007 through 2012, respectively. As of December 31, 2011 and 2012, we did not have any significant unrecognized tax benefits recorded on our consolidated balance sheets. Our practice is to recognize interest and penalties in income tax expense. Amounts for penalties and interest were not significant for the years ended December 31, 2011 and 2012.

We are subject to taxation in the U.S. federal and various state and foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording the related income tax assets and liabilities. At December 31, 2012, no provision has been made for U.S. federal and state taxes related to undistributed earnings of our foreign subsidiaries, as we currently expect to permanently reinvest those earnings for the foreseeable future. At December 31, 2012, the unrecognized U.S. deferred tax liability related to undistributed earnings of our foreign subsidiaries was $1.2 million.